Commitments and contingencies (Debt Covenant Ratios) (Details)	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Fixed Charge Coverage Ratio	1.86	1.80	1.86	1.83
Leverage Ratio	3.77	3.83	3.76	3.83